SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DWS RREEF Global Real Estate Securities Fund
Deutsche Alternative Asset Management (Global) Limited is now known as DWS Alternatives Global Limited.
Please Retain This Supplement for Future Reference
February 8, 2019
PRO_SAISTKR-04